24. POST-EMPLOYMENT OBLIGATIONS (Details 6) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of defined benefit plans [line items]
Estimated payment of benefits	R$ 1,121
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Estimated payment of benefits	928
Health plan [member]
Disclosure of defined benefit plans [line items]
Estimated payment of benefits	172
Dental plan [member]
Disclosure of defined benefit plans [line items]
Estimated payment of benefits	3
Life insurance plan [member]
Disclosure of defined benefit plans [line items]
Estimated payment of benefits	R$ 18